30. EMPLOYEE BENEFITS (Details 6) - Benefits of Pension Plans [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Loss due to change in demographic assumptions	R$ 67,930		R$ (139,813)
Loss due to change in financial assumptions	(30,454)	R$ 472,715	46,917
Loss due to experience adjustments	66,329	4,601	77,672
Return on plan assets (less interest income)	109,279	(444,348)	(51,213)
Change in the asset's limit (excluding interest income)	(154,741)	73,039	50,058
Actuarial losses and (gains)	R$ 58,343	R$ 106,007	R$ (16,379)